Annual
Report

[PHOTO OF WALL STREET OMITTED]

JULY 31, 2002

FRANKLIN GOLD AND
PRECIOUS METALS FUND

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FRANKLIN[R] TEMPLETON[R]
       INVESTMENTS

THANK YOU FOR INVESTING WITH FRANKLIN TEMPLETON. WE ENCOURAGE OUR INVESTORS TO MAINTAIN A LONG-TERM PERSPECTIVE AND REMEMBER THAT ALL SECURITIES MARKETS MOVE BOTH UP AND DOWN, AS DO MUTUAL FUND SHARE PRICES. WE APPRECIATE YOUR PAST SUPPORT AND LOOK FORWARD TO SERVING YOUR INVESTMENT NEEDS IN THE YEARS AHEAD.

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
CONTENTS

Shareholder Letter .........  1

Performance Summary ........  6

Financial Highlights &
Statement of Investments ... 10

Financial Statements ....... 16

Notes to
Financial Statements ....... 20

Independent
Auditors' Report ........... 24

Tax Designation ............ 25

Board Members
and Officers ............... 26

FUND CATEGORY
[GRAPHIC OF PYRAMID OMITTED]
Global
Growth
Growth & Income
Income
Tax-Free Income


SHAREHOLDER LETTER

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YOUR FUND'S GOAL: FRANKLIN GOLD AND PRECIOUS METALS FUND SEEKS CAPITAL
APPRECIATION WITH CURRENT INCOME, BY INVESTING AT LEAST 80% OF TOTAL NET ASSETS IN SECURITIES OF COMPANIES THAT MINE, PROCESS OR DEAL IN GOLD OR OTHER PRECIOUS METALS.
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to bring you Franklin Gold and Precious Metals Fund's annual report, covering the fiscal year ended July 31, 2002. Volatility was a hallmark of the gold and precious metals markets during this time, similar to the broader equity markets. Overall, however, this was a year in which gold underscored its role as an alternative asset, attracting attention from both institutional and retail investors. Motivating factors for this trend stemmed from revelations about economic, geopolitical, corporate governance and stock market problems, all of which widened in scope and contributed to a fragile global economic picture. Investors expressed renewed interest in precious metals as their worries mounted about other equity assets.

Gold prices began the period around $267 per ounce, spiked following the September 11 tragedy and showed remarkable strength through the economic downturn as the U.S. dollar weakened and corporate accounting scandals damaged investor sentiment toward stocks. Increased Japanese demand, as well as significant reductions in major gold



The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 14.

producers' hedgebooks -- withdrawing gold from the market -- also drove this trend. However, gold began selling off significantly in the latter half of the reporting period due largely to investor profit-taking, causing it to decline from its $328 per-ounce peak in early June to around $304 per ounce by July 31, 2002.

PRECIOUS METAL PRICES (8/1/01 - 7/31/02)(1)
[LINE GRAPH OMITTED]

          Gold              Platinum         Palladium
8/1/01    $266.65           $476.50          $455.00
8/3/01    $268.55           $480.30          $487.50
8/10/01   $274.55           $455.00          $472.50
8/17/01   $279.25           $440.50          $445.00
8/24/01   $272.85           $458.50          $445.00
8/31/01   $274.40           $446.00          $454.50
9/7/01    $273.15           $447.50          $453.65
9/14/01   $285.55           $475.00          $465.00
9/21/01   $291.45           $485.50          $443.50
9/28/01   $293.25           $432.50          $363.00
10/5/01   $291.00           $438.50          $347.50
10/12/01  $284.45           $446.50          $350.00
10/19/01  $279.65           $438.50          $322.00
10/26/01  $277.35           $430.50          $335.00
11/2/01   $279.95           $424.50          $330.00
11/9/01   $277.45           $423.50          $323.00
11/16/01  $274.85           $428.50          $335.00
11/23/01  $272.90           $439.00          $328.00
11/30/01  $274.40           $447.00          $347.50
12/7/01   $274.55           $470.00          $415.00
12/14/01  $278.45           $465.50          $392.00
12/21/01  $278.15           $462.50          $409.00
12/28/01  $276.55           $479.50          $440.00
1/4/02    $278.95           $473.50          $427.50
1/11/02   $287.55           $480.50          $433.00
1/18/02   $283.55           $479.50          $415.00
1/25/02   $279.45           $462.50          $382.00
2/1/02    $286.25           $453.50          $370.00
2/8/02    $303.75           $473.50          $378.00
2/15/02   $297.85           $477.50          $380.00
2/22/02   $292.75           $476.00          $370.00
3/1/02    $298.15           $498.50          $372.00
3/8/02    $289.75           $521.50          $371.00
3/15/02   $290.05           $510.50          $370.00
3/22/02   $297.75           $512.50          $377.50
3/29/02   $302.65           $519.50          $385.00
4/5/02    $300.05           $530.50          $362.00
4/12/02   $302.15           $536.00          $369.50
4/19/02   $302.35           $557.50          $374.50
4/26/02   $311.35           $553.00          $370.50
5/3/02    $311.95           $519.50          $350.50
5/10/02   $311.05           $529.30          $353.50
5/17/02   $311.05           $542.50          $369.50
5/24/02   $320.55           $543.50          $355.00
5/31/02   $326.55           $544.50          $344.50
6/7/02    $323.95           $563.00          $353.50
6/14/02   $319.35           $561.50          $336.25
6/21/02   $324.65           $562.50          $330.00
6/28/02   $314.45           $537.50          $321.00
7/5/02    $311.55           $520.00          $320.00
7/12/02   $316.05           $532.00          $322.00
7/19/02   $323.95           $526.50          $325.00
7/26/02   $303.75           $529.50          $332.00
7/31/02   $303.55           $531.60          $320.00




Platinum, like gold, showed similar strength. Platinum prices per ounce started at $477 on August 1, 2001, dipped to a low of $415 during the weeks following September 11, then recovered to about $532 by period-end. Since platinum tends to be more economically sensitive than other precious metals, price movements in the commodity were relatively volatile. Palladium prices were also volatile and slid from $455 to $320 per ounce over the course of the reporting period. Concerns over weakening future demand for this auto-catalyst metal arose as automobile manufacturers depleted excess inventory and production slowed.




1. Sources: N.M. Rothschild & Sons, London; Swiss Bank Corp., Zurich; Credit Swiss, Zurich; Republic National Bank, New York; and Mase Westpac, Sydney. Amounts shown are based on spot prices quoted in U.S. dollars per troy ounce.


GEOGRAPHIC DISTRIBUTION
BASED ON TOTAL NET ASSETS
7/31/02

[PIE CHART OMITTED]
SOUTH AFRICA      33.6%
CANADA            21.9%
U.S.              19.1%
AUSTRALIA          7.2%
U.K.               6.6%
OTHER              7.3%
SHORT-TERM
INVESTMENTS &
OTHER NET ASSETS   4.3%

In this mixed environment, Franklin Gold and Precious Metals Fund - Class A posted a +18.97% cumulative total return for the 12 months ended July 31, 2002, as shown in the Performance Summary beginning on page 6. By comparison, the broad Standard & Poor's 500 Composite Index (S&P 500) had a -23.62% total return, and the sector-specific Financial Times Gold Mines Index posted a +35.73% price return during the same time.(2)

The Fund's performance relative to the benchmark gold index was largely attributable to our diversification into platinum holdings, as well as a bias toward investing in high-quality, large-capitalization companies that generally underperformed their smaller, more speculative peers during the reporting period. The relative strength in gold commodity prices, as well as gold equities' superior performance compared with broader equity markets, brought renewed interest to the sector as generalist mutual fund managers and other investors sought to diversify into the perceived hedge precious metals provided.

Consolidation continued throughout the gold industry during the Fund's fiscal year. For example, Homestake Mining merged into Barrick Gold, Newmont Mining acquired Franco-Nevada and Normandy, and Meridian Gold bought out Brancote Holdings. Although we remained heavily focused on larger, top-tier gold companies, in light of industry consolidation and our belief that this trend is likely to continue we took small positions in some attractive junior companies while maintaining the Fund's conservative risk profile. Thus, we purchased shares of TVX



2. Sources: Standard & Poor's Micropal; Financial Times. The unmanaged S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The unmanaged Financial Times Gold Mines Index is an unweighted index that tracks the daily performance of gold mining companies in South Africa, Australia and North America. This is a price-only index and does not include dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


INDUSTRY BREAKDOWN
BASED ON TOTAL NET ASSETS
7/31/02

LONG-LIFE GOLD MINES                       57.4%
PLATINUM & PALLADIUM                       19.7%
MEDIUM-LIFE GOLD MINES                      9.6%
GOLD & DIVERSIFIED RESOURCES                6.7%
GOLD EXPLORATION                            2.4%
SHORT-TERM INVESTMENTS & OTHER NET ASSETS   4.2%

Gold, Brancote Holdings and Aurion Gold -- each of which was acquired or received an acquisition offer by another gold company during the year. We also initiated positions in promising medium-life gold mining companies such as Glamis Gold and Kingsgate Consolidated.

Recognizing the benefits of geographic diversification, the Fund continues to focus on top-tier gold producers with broadly diversified mine assets. Our largest positions at period-end were Barrick Gold, Newmont Mining and Anglo American Platinum. We hold sizable positions in platinum group metals (PGM) producers, a factor that contributed to the Fund's underperformance this reporting period but which we believe has provided good portfolio diversification and stability. We have maintained these positions with the conviction that the PGM market will benefit from strongly positive long-term supply and demand characteristics.

Despite gold's sell-off toward period-end, we still believe in the positive industry fundamentals that caused its strength over the past year. We see favorable physical demand growth and supply stability as key factors supporting gold equities going forward, and we remain optimistic that gold will appreciate in value. With our focus on gold mining companies as long-term growth vehicles, we continue to invest in what we consider to be high-quality mining companies with attractive reserve and production growth profiles. As discussed in the prospectus, however, such investments are subject to special risks, including those related to fluctuations in the price of gold and other precious metals,


TOP 10 HOLDINGS
7/31/02

COMPANY           % OF TOTAL
COUNTRY           NET ASSETS
----------------------------

Barrick Gold Corp.    11.9%
CANADA

Newmont Mining Corp.
Holding Co.           10.9%
U.S.

Anglo American Platinum
Corp. Ltd., ADR        6.9%
SOUTH AFRICA

Harmony Gold Mining
Co. Ltd.               5.3%
SOUTH AFRICA

AngloGold Ltd., ADR    4.3%
SOUTH AFRICA

Freeport-McMoRan
Copper & Gold Inc., B  4.1%
U.S.

Newcrest Mining Ltd.   4.0%
AUSTRALIA

Compania de Minas
Buenaventura SA, ADR   3.9%
PERU

Placer Dome Inc.       3.5%
CANADA

Gold Fields Ltd.       3.2%
SOUTH AFRICA
and the currency movements and uncertainty posed by foreign investing in developing markets. Also, as a non-diversified fund, we may invest in a relatively small number of issuers, which could result in a greater risk of loss.

We appreciate your participation in Franklin Gold and Precious Metals Fund and welcome your comments and suggestions.

Sincerely,

/S/SIGNATURE
Stephen M. Land
Portfolio Manager
Franklin Gold and Precious Metals Fund




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A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of July 31, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 7/31/02

DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.




--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------



PRICE AND DISTRIBUTION INFORMATION

CLASS A                        CHANGE         7/31/02   7/31/01
----------------------------------------------------------------
Net Asset Value (NAV)          +$1.40         $10.28     $8.88
DISTRIBUTIONS (8/1/01-7/31/02)
Dividend Income                $0.2489

CLASS B                        CHANGE         7/31/02   7/31/01
----------------------------------------------------------------
Net Asset Value (NAV)          +$1.35         $10.11     $8.76
DISTRIBUTIONS (8/1/01-7/31/02)
Dividend Income                $0.2096

CLASS C                        CHANGE         7/31/02   7/31/01
----------------------------------------------------------------
Net Asset Value (NAV)          +$1.38         $10.18     $8.80
DISTRIBUTIONS (8/1/01-7/31/02)
Dividend Income                $0.1866

ADVISOR CLASS                  CHANGE         7/31/02   7/31/01
----------------------------------------------------------------
Net Asset Value (NAV)          +$1.45         $10.53     $9.08
DISTRIBUTIONS (8/1/01-7/31/02)
Dividend Income                $0.2703


Past performance does not guarantee future results.

PERFORMANCE

CLASS A                               1-YEAR   5-YEAR   10-YEAR
----------------------------------------------------------------
Cumulative Total Return(1)            +18.97%   -4.42%  +12.00%
Average Annual Total Return(2)        +12.15%   -2.07%   +0.54%
Value of $10,000 Investment(3)        $11,215  $9,007   $10,557
Avg. Ann. Total Return (6/30/02)(4)   +23.94%  +1.24%    +2.30%

                                    INCEPTION
CLASS B                               1-YEAR   3-YEAR  (1/1/99)
----------------------------------------------------------------
Cumulative Total Return(1)            +18.14%  +26.70%  +35.56%
Average Annual Total Return(2)        +14.14%   +7.35%   +8.19%
Value of $10,000 Investment(3)        $11,414  $12,370  $13,256
Avg. Ann. Total Return (6/30/02)(4)   +26.47%  +13.07%  +14.40%

                                    INCEPTION
CLASS C                               1-YEAR   5-YEAR  (5/1/95)
----------------------------------------------------------------
Cumulative Total Return(1)            +18.09%   -7.68%  -21.75%
Average Annual Total Return(2)        +15.91%   -1.78%   -3.46%
Value of $10,000 Investment(3)        $11,591  $9,143   $7,748
Avg. Ann. Total Return (6/30/02)(4)   +28.09%  +1.54%    -0.98%

ADVISOR CLASS(5)                      1-YEAR   5-YEAR   10-YEAR
----------------------------------------------------------------
Cumulative Total Return(1)            +19.38%   -1.09%  +17.47%
Average Annual Total Return(2)        +19.38%   -0.22%   +1.62%
Value of $10,000 Investment(3)        $11,938  $9,891   $11,747
Avg. Ann. Total Return (6/30/02)(4)   +31.80%  +3.17%    +3.40%



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -13.19% and -2.50%.


--------------------------------------------------------------------------------
Ongoing stock market volatility can significantly affect short-term performance; more recent returns may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, economic instability and political developments. Investments in developing markets are subject to heightened risks. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.



Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE CURRENT, APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE INDEXES ARE UNMANAGED, DIFFER FROM THE FUND IN COMPOSITION AND DO NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX.



AVERAGE ANNUAL TOTAL RETURN

CLASS A              7/31/02
-----------------------------
1-Year               +12.15%

5-Year                -2.07%

10-Year               +0.54%

CLASS A (8/1/92 - 7/31/02)
[LINE GRAPH OMITTED]

                 Franklin Gold and                          Financial Times
                 Precious Metals Fund      S&P 500(6)       Gold Mines Index(6)
8/1/92           $9,426                    $10,000          $10,000
8/31/92          $8,984                     $9,796           $8,735
9/30/92          $8,689                     $9,912           $8,163
10/31/92         $7,984                     $9,945           $8,053
11/30/92         $7,467                    $10,283           $7,744
12/31/92         $7,726                    $10,410           $7,029
1/31/93          $7,760                    $10,497           $8,217
2/28/93          $8,381                    $10,640          $12,933
3/31/93          $9,343                    $10,865          $13,989
4/30/93         $10,454                    $10,602          $16,462
5/31/93         $11,755                    $10,885          $20,265
6/30/93         $11,892                    $10,916          $20,946
7/31/93         $13,071                    $10,873          $22,267
8/31/93         $11,742                    $11,285          $20,682
9/30/93         $10,705                    $11,198          $18,452
10/31/93        $11,967                    $11,430          $21,704
11/30/93        $11,750                    $11,321          $21,226
12/31/93        $13,422                    $11,458          $24,480
1/31/94         $13,186                    $11,848          $23,812
2/28/94         $12,579                    $11,527          $22,257
3/31/94         $12,714                    $11,025          $22,393
4/30/94         $12,149                    $11,166          $20,863
5/31/94         $12,411                    $11,348          $21,502
6/30/94         $12,297                    $11,070          $21,011
7/31/94         $12,611                    $11,433          $21,579
8/31/94         $13,255                    $11,901          $22,908
9/30/94         $14,331                    $11,611          $25,570
10/31/94        $13,645                    $11,871          $23,719
11/30/94        $12,264                    $11,439          $20,787
12/31/94        $12,788                    $11,608          $21,737
1/31/95         $10,879                    $11,909          $18,020
2/28/95         $11,493                    $12,372          $19,038
3/31/95         $12,626                    $12,737          $21,231
4/30/95         $12,728                    $13,111          $21,227
5/31/95         $12,566                    $13,634          $20,915
6/30/95         $12,653                    $13,951          $21,206
7/31/95         $13,006                    $14,412          $21,454
8/31/95         $13,024                    $14,448          $21,701
9/30/95         $13,084                    $15,058          $21,846
10/31/95        $11,626                    $15,004          $18,956
11/30/95        $12,480                    $15,661          $20,764
12/31/95        $12,624                    $15,963          $21,051
1/31/96         $14,636                    $16,506          $25,366
2/29/96         $14,672                    $16,660          $25,744
3/31/96         $14,717                    $16,820          $25,677
4/30/96         $14,897                    $17,067          $25,597
5/31/96         $15,463                    $17,505          $26,150
6/30/96         $13,518                    $17,572          $22,186
7/31/96         $13,221                    $16,795          $21,955
8/31/96         $13,744                    $17,150          $22,348
9/30/96         $12,923                    $18,113          $20,373
10/31/96        $12,959                    $18,613          $20,658
11/30/96        $12,860                    $20,019          $20,631
12/31/96        $12,755                    $19,622          $20,062
1/31/97         $12,189                    $20,847          $18,683
2/28/97         $13,658                    $21,011          $20,985
3/31/97         $12,160                    $20,150          $18,009
4/30/97         $11,391                    $21,351          $16,158
5/31/97         $11,977                    $22,649          $17,273
6/30/97         $11,238                    $23,664          $15,325
7/31/97         $11,045                    $25,545          $15,559
8/31/97         $10,891                    $24,115          $15,534
9/30/97         $11,383                    $25,434          $16,778
10/31/97         $9,587                    $24,584          $13,661
11/30/97         $8,004                    $25,722          $10,757
12/31/97         $8,201                    $26,165          $11,643
1/31/98          $8,657                    $26,453          $12,299
2/28/98          $8,619                    $28,360          $11,851
3/31/98          $9,133                    $29,812          $12,600
4/30/98          $9,764                    $30,113          $14,287
5/31/98          $8,415                    $29,595          $11,962
6/30/98          $7,778                    $30,797          $10,936
7/31/98          $7,309                    $30,470           $9,910
8/31/98          $5,843                    $26,070           $7,720
9/30/98          $8,169                    $27,741          $12,114
10/31/98         $8,188                    $29,997          $12,249
11/30/98         $8,032                    $31,814          $11,611
12/31/98         $7,581                    $33,647          $10,284
1/31/99          $7,561                    $35,053          $10,258
2/28/99          $7,404                    $33,963           $9,590
3/31/99          $7,541                    $35,322           $9,563
4/30/99          $8,936                    $36,689          $11,202
5/31/99          $7,797                    $35,823           $9,115
6/30/99          $8,406                    $37,811           $9,740
7/31/99          $8,150                    $36,631           $9,295
8/31/99          $8,484                    $36,448           $9,882
9/30/99         $10,016                    $35,450          $12,427
10/31/99         $9,054                    $37,693          $10,780
11/30/99         $9,201                    $38,459          $10,300
12/31/99         $9,506                    $40,724          $10,215
1/31/00          $8,855                    $38,680           $9,015
2/29/00          $8,470                    $37,948           $9,300
3/31/00          $8,224                    $41,660           $8,602
4/30/00          $7,652                    $40,406           $8,323
5/31/00          $7,918                    $39,578           $8,574
6/30/00          $8,283                    $40,555           $8,885
7/31/00          $7,790                    $39,922           $8,018
8/31/00          $8,569                    $42,402           $8,118
9/30/00          $7,958                    $40,163           $7,687
10/31/00         $7,534                    $39,994           $6,517
11/30/00         $8,027                    $36,843           $6,874
12/31/00         $8,804                    $37,023           $7,522
1/31/01          $8,974                    $38,337           $7,345
2/28/01          $9,373                    $34,845           $7,866
3/31/01          $8,234                    $32,639           $7,092
4/30/01          $9,423                    $35,172           $8,268
5/31/01         $10,153                    $35,408           $8,552
6/30/01          $9,643                    $34,547           $8,544
7/31/01          $8,874                    $34,209           $8,341
8/31/01          $9,443                    $32,071           $8,874
9/30/01          $9,264                    $29,483           $9,680
10/31/01         $8,984                    $30,046           $9,257
11/30/01         $9,094                    $32,350           $8,886
12/31/01         $9,684                    $32,635           $9,229
1/31/02         $10,434                    $32,158          $10,548
2/28/02         $11,389                    $31,538          $11,595
3/31/02         $12,313                    $32,724          $12,784
4/30/02         $12,981                    $30,741          $13,634
5/31/02         $14,470                    $30,516          $15,624
6/30/02         $12,683                    $28,343          $13,382
7/31/02         $10,557                    $26,135          $11,321



AVERAGE ANNUAL TOTAL RETURN

CLASS B              7/31/02
-----------------------------
1-Year               +14.14%

3-Year                +7.35%

Since Inception
 (1/1/99)             +8.19%

CLASS B (1/1/99 - 7/31/02)
[LINE GRAPH OMITTED]

            Franklin Gold and                           Financial Times
            Precious Metals Fund      S&P 500(6)        Gold Mines Index(6)
1/1/99      $10,000                   $10,000           $10,000
1/31/99      $9,961                   $10,418            $9,975
2/28/99      $9,754                   $10,094            $9,326
3/31/99      $9,935                   $10,498            $9,300
4/30/99     $11,762                   $10,904           $10,893
5/31/99     $10,259                   $10,647            $8,864
6/30/99     $11,049                   $11,238            $9,471
7/31/99     $10,699                   $10,887            $9,038
8/31/99     $11,140                   $10,833            $9,610
9/30/99     $13,161                   $10,536           $12,084
10/31/99    $11,878                   $11,203           $10,483
11/30/99    $12,073                   $11,430           $10,016
12/31/99    $12,452                   $12,103            $9,933
1/31/00     $11,606                   $11,496            $8,766
2/29/00     $11,099                   $11,278            $9,043
3/31/00     $10,747                   $12,381            $8,365
4/30/00     $10,006                   $12,009            $8,093
5/31/00     $10,344                   $11,763            $8,337
6/30/00     $10,812                   $12,053            $8,640
7/31/00     $10,175                   $11,865            $7,797
8/31/00     $11,177                   $12,602            $7,894
9/30/00     $10,370                   $11,937            $7,475
10/31/00     $9,810                   $11,886            $6,337
11/30/00    $10,448                   $10,950            $6,685
12/31/00    $11,436                   $11,003            $7,315
1/31/01     $11,658                   $11,394            $7,142
2/28/01     $12,169                   $10,356            $7,649
3/31/01     $10,676                    $9,700            $6,896
4/30/01     $12,208                   $10,453            $8,040
5/31/01     $13,165                   $10,523            $8,316
6/30/01     $12,497                   $10,268            $8,309
7/31/01     $11,475                   $10,167            $8,111
8/31/01     $12,222                    $9,532            $8,629
9/30/01     $11,973                    $8,762            $9,413
10/31/01    $11,606                    $8,930            $9,002
11/30/01    $11,737                    $9,615            $8,641
12/31/01    $12,497                    $9,699            $8,975
1/31/02     $13,449                    $9,558           $10,257
2/28/02     $14,669                    $9,373           $11,275
3/31/02     $15,849                    $9,726           $12,432
4/30/02     $16,693                    $9,136           $13,258
5/31/02     $18,611                    $9,069           $15,193
6/30/02     $16,305                    $8,424           $13,012
7/31/02     $13,256                    $7,768           $11,009



Past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN

CLASS C                  7/31/02
--------------------------------
1-Year                   +15.91%

5-Year                    -1.78%

Since Inception (5/1/95)  -3.46%


CLASS C (5/1/95 - 7/31/02)
[LINE GRAPH OMITTED]

         Franklin Gold and                        Financial Times
         Precious Metals Fund       S&P 500(6)    Gold Mines Index(6)
5/1/95    $9,901                     $10,000      $10,000
5/31/95   $9,717                     $10,399       $9,853
6/30/95   $9,777                     $10,640       $9,990
7/31/95  $10,044                     $10,992       $10,107
8/31/95  $10,051                     $11,020      $10,223
9/30/95  $10,091                     $11,485      $10,292
10/31/95  $8,963                     $11,444       $8,930
11/30/95  $9,617                     $11,945       $9,782
12/31/95  $9,715                     $12,175       $9,917
1/31/96  $11,253                     $12,589      $11,950
2/29/96  $11,280                     $12,706      $12,128
3/31/96  $11,301                     $12,828      $12,096
4/30/96  $11,433                     $13,017      $12,059
5/31/96  $11,855                     $13,352      $12,319
6/30/96  $10,362                     $13,402      $10,452
7/31/96  $10,126                     $12,810      $10,343
8/31/96  $10,521                     $13,080      $10,528
9/30/96   $9,890                     $13,815       $9,597
10/31/96  $9,911                     $14,197       $9,732
11/30/96  $9,828                     $15,268       $9,719
12/31/96  $9,743                     $14,966       $9,451
1/31/97   $9,307                     $15,900       $8,802
2/28/97  $10,415                     $16,026       $9,886
3/31/97   $9,263                     $15,369       $8,484
4/30/97   $8,673                     $16,285       $7,612
5/31/97   $9,116                     $17,275       $8,137
6/30/97   $8,540                     $18,049       $7,219
7/31/97   $8,392                     $19,483       $7,330
8/31/97   $8,267                     $18,392       $7,318
9/30/97   $8,643                     $19,398       $7,904
10/31/97  $7,256                     $18,750       $6,436
11/30/97  $6,067                     $19,619       $5,067
12/31/97  $6,207                     $19,956       $5,485
1/31/98   $6,554                     $20,176       $5,794
2/28/98   $6,525                     $21,630       $5,583
3/31/98   $6,916                     $22,738       $5,936
4/30/98   $7,396                     $22,967       $6,731
5/31/98   $6,377                     $22,572       $5,635
6/30/98   $5,888                     $23,489       $5,152
7/31/98   $5,510                     $23,240       $4,669
8/31/98   $4,405                     $19,884       $3,637
9/30/98   $6,155                     $21,159       $5,707
10/31/98  $6,170                     $22,879       $5,770
11/30/98  $6,044                     $24,265       $5,470
12/31/98  $5,707                     $25,663       $4,845
1/31/99   $5,685                     $26,736       $4,832
2/28/99   $5,566                     $25,904       $4,518
3/31/99   $5,670                     $26,940       $4,505
4/30/99   $6,716                     $27,983       $5,277
5/31/99   $5,855                     $27,322       $4,294
6/30/99   $6,308                     $28,839       $4,588
7/31/99   $6,108                     $27,939       $4,379
8/31/99   $6,360                     $27,799       $4,655
9/30/99   $7,503                     $27,038       $5,854
10/31/99  $6,776                     $28,749       $5,079
11/30/99  $6,887                     $29,333       $4,853
12/31/99  $7,103                     $31,060       $4,812
1/31/00   $6,621                     $29,501       $4,247
2/29/00   $6,331                     $28,944       $4,381
3/31/00   $6,138                     $31,774       $4,052
4/30/00   $5,708                     $30,818       $3,921
5/31/00   $5,908                     $30,186       $4,039
6/30/00   $6,175                     $30,932       $4,186
7/31/00   $5,812                     $30,449       $3,777
8/31/00   $6,383                     $32,340       $3,824
9/30/00   $5,930                     $30,633       $3,621
10/31/00  $5,604                     $30,504       $3,070
11/30/00  $5,967                     $28,100       $3,238
12/31/00  $6,538                     $28,238       $3,544
1/31/01   $6,665                     $29,240       $3,460
2/28/01   $6,956                     $26,576       $3,706
3/31/01   $6,106                     $24,894       $3,341
4/30/01   $6,985                     $26,826       $3,895
5/31/01   $7,522                     $27,006       $4,029
6/30/01   $7,142                     $26,349       $4,025
7/31/01   $6,561                     $26,091       $3,929
8/31/01   $6,985                     $24,461       $4,180
9/30/01   $6,844                     $22,487       $4,560
10/31/01  $6,635                     $22,916       $4,361
11/30/01  $6,710                     $24,674       $4,186
12/31/01  $7,139                     $24,891       $4,348
1/31/02   $7,687                     $24,527       $4,969
2/28/02   $8,387                     $24,054       $5,462
3/31/02   $9,057                     $24,959       $6,023
4/30/02   $9,544                     $23,446       $6,423
5/31/02  $10,640                     $23,275       $7,360
6/30/02   $9,315                     $21,618       $6,304
7/31/02   $7,748                     $19,934       $5,333


AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS(7)     7/31/02
-----------------------------
1-Year               +19.38%

5-Year                -0.22%

10-Year               +1.62%


ADVISOR CLASS (8/1/92 - 7/31/02) (7)
[LINE GRAPH OMITTED]

         Franklin Gold and                       Financial Times
         Precious Metals Fund     S&P 500(6)    Gold Mines Index(6)
8/1/92   $10,000                   $10,000       $10,000
8/31/92   $9,530                    $9,796        $8,735
9/30/92   $9,217                    $9,912        $8,163
10/31/92  $8,470                    $9,945        $8,053
11/30/92  $7,922                   $10,283        $7,744
12/31/92  $8,197                   $10,410        $7,029
1/31/93   $8,232                   $10,497        $8,217
2/28/93   $8,891                   $10,640       $12,933
3/31/93   $9,911                   $10,865       $13,989
4/30/93  $11,090                   $10,602       $16,462
5/31/93  $12,470                   $10,885       $20,265
6/30/93  $12,615                   $10,916       $20,946
7/31/93  $13,866                   $10,873       $22,267
8/31/93  $12,456                   $11,285       $20,682
9/30/93  $11,356                   $11,198       $18,452
10/31/93 $12,696                   $11,430       $21,704
11/30/93 $12,465                   $11,321       $21,226
12/31/93 $14,239                   $11,458       $24,480
1/31/94  $13,989                   $11,848       $23,812
2/28/94  $13,345                   $11,527       $22,257
3/31/94  $13,488                   $11,025       $22,393
4/30/94  $12,889                   $11,166       $20,863
5/31/94  $13,166                   $11,348       $21,502
6/30/94  $13,046                   $11,070       $21,011
7/31/94  $13,379                   $11,433       $21,579
8/31/94  $14,063                   $11,901       $22,908
9/30/94  $15,204                   $11,611       $25,570
10/31/94 $14,476                   $11,871       $23,719
11/30/94 $13,011                   $11,439       $20,787
12/31/94 $13,567                   $11,608       $21,737
1/31/95  $11,543                   $11,909       $18,020
2/28/95  $12,194                   $12,372       $19,038
3/31/95  $13,396                   $12,737       $21,231
4/30/95  $13,504                   $13,111       $21,227
5/31/95  $13,333                   $13,634       $20,915
6/30/95  $13,425                   $13,951       $21,206
7/31/95  $13,801                   $14,412       $21,454
8/31/95  $13,819                   $14,448       $21,701
9/30/95  $13,882                   $15,058       $21,846
10/31/95 $12,334                   $15,004       $18,956
11/30/95 $13,241                   $15,661       $20,764
12/31/95 $13,393                   $15,963       $21,051
1/31/96  $15,528                   $16,506       $25,366
2/29/96  $15,567                   $16,660       $25,744
3/31/96  $15,615                   $16,820       $25,677
4/30/96  $15,806                   $17,067       $25,597
5/31/96  $16,406                   $17,505       $26,150
6/30/96  $14,342                   $17,572       $22,186
7/31/96  $14,027                   $16,795       $21,955
8/31/96  $14,582                   $17,150       $22,348
9/30/96  $13,710                   $18,113       $20,373
10/31/96 $13,749                   $18,613       $20,658
11/30/96 $13,643                   $20,019       $20,631
12/31/96 $13,532                   $19,622       $20,062
1/31/97  $13,099                   $20,847       $18,683
2/28/97  $14,678                   $21,011       $20,985
3/31/97  $13,069                   $20,150       $18,009
4/30/97  $12,244                   $21,351       $16,158
5/31/97  $12,884                   $22,649       $17,273
6/30/97  $12,075                   $23,664       $15,325
7/31/97  $11,877                   $25,545       $15,559
8/31/97  $11,710                   $24,115       $15,534
9/30/97  $12,250                   $25,434       $16,778
10/31/97 $10,296                   $24,584       $13,661
11/30/97  $8,623                   $25,722       $10,757
12/31/97  $8,828                   $26,165       $11,643
1/31/98   $9,331                   $26,453       $12,299
2/28/98   $9,299                   $28,360       $11,851
3/31/98   $9,853                   $29,812       $12,600
4/30/98  $10,544                   $30,113       $14,287
5/31/98   $9,100                   $29,595       $11,962
6/30/98   $8,411                   $30,797       $10,936
7/31/98   $8,020                   $30,470        $9,910
8/31/98   $6,419                   $26,070        $7,720
9/30/98   $8,980                   $27,741       $12,114
10/31/98  $9,011                   $29,997       $12,249
11/30/98  $8,832                   $31,814       $11,611
12/31/98  $8,349                   $33,647       $10,284
1/31/99   $8,328                   $35,053       $10,258
2/28/99   $8,158                   $33,963        $9,590
3/31/99   $8,317                   $35,322        $9,563
4/30/99   $9,855                   $36,689       $11,202
5/31/99   $8,603                   $35,823        $9,115
6/30/99   $9,282                   $37,811        $9,740
7/31/99   $9,006                   $36,631        $9,295
8/31/99   $9,388                   $36,448        $9,882
9/30/99  $11,086                   $35,450       $12,427
10/31/99 $10,014                   $37,693       $10,780
11/30/99 $10,194                   $38,459       $10,300
12/31/99 $10,515                   $40,724       $10,215
1/31/00   $9,800                   $38,680        $9,015
2/29/00   $9,374                   $37,948        $9,300
3/31/00   $9,096                   $41,660        $8,602
4/30/00   $8,467                   $40,406        $8,323
5/31/00   $8,766                   $39,578        $8,574
6/30/00   $9,171                   $40,555        $8,885
7/31/00   $8,627                   $39,922        $8,018
8/31/00   $9,490                   $42,402        $8,118
9/30/00   $8,818                   $40,163        $7,687
10/31/00  $8,349                   $39,994        $6,517
11/30/00  $8,893                   $36,843        $6,874
12/31/00  $9,751                   $37,023        $7,522
1/31/01   $9,946                   $38,337        $7,345
2/28/01  $10,391                   $34,845        $7,866
3/31/01   $9,123                   $32,639        $7,092
4/30/01  $10,445                   $35,172        $8,268
5/31/01  $11,268                   $35,408        $8,552
6/30/01  $10,705                   $34,547        $8,544
7/31/01   $9,837                   $34,209        $8,341
8/31/01  $10,477                   $32,071        $8,874
9/30/01  $10,282                   $29,483        $9,680
10/31/01  $9,979                   $30,046        $9,257
11/30/01 $10,097                   $32,350        $8,886
12/31/01 $10,752                   $32,635        $9,229
1/31/02  $11,588                   $32,158       $10,548
2/28/02  $12,647                   $31,538       $11,595
3/31/02  $13,673                   $32,724       $12,784
4/30/02  $14,420                   $30,741       $13,634
5/31/02  $16,081                   $30,516       $15,624
6/30/02  $14,108                   $28,343       $13,382
7/31/02  $11,747                   $26,135       $11,321

6. Sources: Standard & Poor's Micropal; Financial Times. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The Financial Times Gold Mines Index is an unweighted index that tracks the daily performance of gold mining companies in South Africa, Australia and North America. This is a price-only index and does not include dividends.

7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.



Past performance does not guarantee future results.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Highlights

                                                                                      CLASS A
                                                           --------------------------------------------------
                                                                                YEAR ENDED JULY 31,
                                                           --------------------------------------------------
                                                               2002      2001       2000      1999      1998
                                                           --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................    $ 8.88     $7.90      $8.30     $7.48    $11.44
                                                           --------------------------------------------------
Income from investment operations:
 Net investment income(a) ...............................       .13       .25        .10       .07       .10
 Net realized and unrealized gains (losses) .............      1.52       .84       (.46)      .79     (3.96)
                                                           --------------------------------------------------
Total from investment operations ........................      1.65      1.09       (.36)      .86     (3.86)
Less distributions from net investment income ...........      (.25)     (.11)      (.04)     (.04)     (.10)
                                                           --------------------------------------------------
Net asset value, end of year ............................    $10.28     $8.88      $7.90     $8.30    $ 7.48
                                                           ==================================================

Total return(b) .........................................    18.97%    13.91%    (4.42)%    11.51%  (33.83)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................  $200,627  $164,004   $156,236  $205,889  $189,591
Ratios to average net assets:
 Expenses ...............................................     1.13%     1.32%      1.34%     1.31%     1.19%
 Net investment income ..................................     1.18%     2.86%      1.17%      .85%     1.05%
Portfolio turnover rate .................................    12.77%     7.31%      3.53%     4.29%     6.09%


aBased on average shares outstanding effective year ended July 31, 1999. bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Highlights (CONTINUED)

                                                                                        CLASS B
                                                                      ---------------------------------------
                                                                                   YEAR ENDED JULY 31,
                                                                      ---------------------------------------
                                                                         2002       2001      2000      1999(C)
                                                                      ---------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................    $ 8.76      $7.82     $8.26     $7.72
                                                                      ---------------------------------------
Income from investment operations:
 Net investment income (loss)(a) ..................................       .01        .17       .01      (.04)
 Net realized and unrealized gains (losses) .......................      1.55        .83      (.41)      .58
                                                                      ---------------------------------------
Total from investment operations ..................................      1.56       1.00      (.40)      .54
Less distributions from net investment income .....................      (.21)      (.06)     (.04)       --
                                                                      ---------------------------------------
Net asset value, end of year ......................................    $10.11      $8.76     $7.82     $8.26
                                                                      =======================================

Total return(b) ...................................................    18.14%     12.78%   (4.90)%     6.99%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...................................   $10,964     $4,037    $2,779    $1,217
Ratios to average net assets:
 Expenses .........................................................     1.89%      2.08%     2.10%     2.10%(d)
 Net investment income (loss) .....................................      .12%      1.88%      .17%    (.84)%(d)
Portfolio turnover rate ...........................................    12.77%      7.31%     3.53%     4.29%


aBased on average shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period January 1, 1999 (effective date) to July 31, 1999.
dAnnualized

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Highlights (CONTINUED)

                                                                                    CLASS C
                                                             ------------------------------------------------
                                                                              YEAR ENDED JULY 31,
                                                             ------------------------------------------------
                                                               2002      2001       2000      1999      1998
                                                             ------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................  $ 8.80     $7.83      $8.23     $7.43    $11.37
                                                             ------------------------------------------------
Income from investment operations:
 Net investment income(a) .................................     .04       .18        .03       .01       .03
 Net realized and unrealized gains (losses) ...............    1.53       .83       (.43)      .80     (3.93)
                                                             ------------------------------------------------
Total from investment operations ..........................    1.57      1.01       (.40)      .81     (3.90)
Less distributions from net investment income .............    (.19)     (.04)        --(c)   (.01)     (.04)
                                                             ------------------------------------------------
Net asset value, end of year ..............................  $10.18     $8.80      $7.83     $8.23    $ 7.43
                                                             ================================================

Total return(b) ...........................................  18.09%    12.89%    (4.85)%    10.85%  (34.35)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................... $38,219   $22,220    $20,721   $23,473   $20,353
Ratios to average net assets:
 Expenses .................................................   1.88%     2.07%      2.10%     2.07%     1.96%
 Net investment income ....................................    .35%     2.11%       .36%      .08%      .25%
Portfolio turnover rate ...................................  12.77%     7.31%      3.53%     4.29%     6.09%


aBased on average shares outstanding effective year ended July 31, 1999. bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. cIncludes distributions of net investment income in the amount of $.001.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Highlights (CONTINUED)

                                                                               ADVISOR CLASS
                                                             ------------------------------------------------
                                                                             YEAR ENDED JULY 31,
                                                             ------------------------------------------------
                                                               2002      2001       2000      1999      1998
                                                             ------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................  $ 9.09     $8.09      $8.49     $7.61    $11.43
                                                             ------------------------------------------------
Income from investment operations:
 Net investment income(a) .................................     .15       .28        .11       .08       .14
 Net realized and unrealized gains (losses) ...............    1.56       .85       (.46)      .85     (3.84)
                                                             ------------------------------------------------
Total from investment operations ..........................    1.71      1.13       (.35)      .93     (3.70)
Less distributions from net investment income .............    (.27)     (.13)      (.05)     (.05)     (.12)
                                                             ------------------------------------------------
Net asset value, end of year ..............................  $10.53     $9.09      $8.09     $8.49    $ 7.61
                                                             ================================================

Total return(b) ...........................................  19.38%    14.04%    (4.21)%    12.30%  (32.46)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........................  $5,573    $3,574     $3,715    $3,204    $2,207
Ratios to average net assets:
 Expenses .................................................    .90%     1.08%      1.10%     1.08%      .96%
 Net investment income ....................................   1.29%     3.15%      1.24%      .98%     1.30%
Portfolio turnover rate ...................................  12.77%     7.31%      3.53%     4.29%     6.09%


aBased on average shares outstanding effective year ended July 31, 1999. bTotal return is not annualized for periods less than one year.


                       See notes to financial statements.

FRANKLIN GOLD AND PRECIOUS METALS FUND
STATEMENT OF INVESTMENTS, JULY 31, 2002


                                                                         COUNTRY       SHARES      VALUE
-----------------------------------------------------------------------------------------------------------
 COMMON STOCKS 95.8%
 GOLD AND DIVERSIFIED RESOURCES 6.7%
aFreeport-McMoRan Copper & Gold Inc., B .........................    United States     693,011 $ 10,582,278
 Rio Tinto PLC ..................................................    United Kingdom    243,401    4,182,540
 Teck Cominco Ltd., B ...........................................        Canada        322,100    2,378,697
                                                                                               ------------
                                                                                                 17,143,515
                                                                                               ------------
aGOLD EXPLORATION 2.4%
 Gabriel Resources Ltd. .........................................        Canada        693,000    1,968,377
 Brancote Holdings PLC ..........................................    United Kingdom  1,600,000    4,124,098
                                                                                               ------------
                                                                                                  6,092,475
                                                                                               ------------
 LONG LIFE GOLD MINES 57.4%
aAfrican Rainbow Minerals Gold Ltd. .............................     South Africa   1,100,000    5,373,193
 Agnico-Eagle Mines Ltd. ........................................        Canada        550,000    6,347,000
 AngloGold Ltd. .................................................     South Africa      91,265    3,931,992
 AngloGold Ltd. .................................................     South Africa   1,142,700    4,975,318
 AngloGold Ltd., ADR ............................................     South Africa     526,777   11,062,317
aAshanti Goldfields Co. Ltd., GDR ...............................        Ghana       1,096,150    4,603,830
 Barrick Gold Corp. .............................................        Canada      1,983,371   30,385,244
 Compania de Minas Buenaventura SA ..............................         Peru         100,593    1,028,184
 Compania de Minas Buenaventura SA, ADR .........................         Peru         483,993    9,970,256
 Gold Fields Ltd. ...............................................     South Africa     774,999    8,252,725
 Gold Fields Ltd., ADR ..........................................     South Africa     389,528    3,887,489
 Harmony Gold Mining Co. Ltd. ...................................     South Africa   1,183,000   13,649,111
aLihir Gold Ltd. ................................................   Papua New Guinea 3,650,622    2,284,880
aLihir Gold Ltd., ADR, 144A .....................................   Papua New Guinea    50,000      629,950
 Newmont Mining Corp. Holding Co. ...............................     United States  1,137,914   27,765,100
 Placer Dome Inc. ...............................................        Canada      1,053,820    8,820,473
aRangold Resources Ltd. .........................................     United States    190,000    2,432,000
aWestern Areas Ltd. .............................................     South Africa     357,979    1,000,914
aWestern Areas Ltd., ADR ........................................     South Africa      23,523       65,771
                                                                                               ------------
                                                                                                146,465,747
                                                                                               ------------
 MEDIUM LIFE GOLD MINES 9.6%
 Auriongold Ltd. ................................................       Australia      860,775    1,433,540
aGlamis Gold Ltd. ...............................................     United States    285,000    2,166,000
aKingsgate Consolidated NL ......................................       Australia      700,000      887,671
 Newcrest Mining Ltd. ...........................................       Australia    3,015,050   10,173,839
 Sons of Gwalia Ltd. ............................................       Australia    2,130,500    5,936,769
aTVX Gold Inc. ..................................................        Canada        360,000    3,794,736
                                                                                               ------------
                                                                                                 24,392,555
                                                                                               ------------
 PLATINUM & PALLADIUM 19.7%
 Anglo American PLC .............................................    United Kingdom    256,100    3,204,551
 Anglo American PLC, ADR ........................................    United Kingdom    420,479    5,302,240
 Anglo American Platinum Corp. Ltd., ADR ........................     South Africa     571,138   17,520,255
 Impala Platinum Holdings Ltd. ..................................     South Africa     194,000    8,111,762
 Impala Platinum Holdings Ltd., ADR .............................     South Africa     192,800    8,061,587


14

FRANKLIN GOLD AND PRECIOUS METALS FUND
STATEMENT OF INVESTMENTS, JULY 31, 2002 (CONT.)




                                                                         COUNTRY       SHARES      VALUE
-----------------------------------------------------------------------------------------------------------
 COMMON STOCKS (CONT.)
 PLATINUM & PALLADIUM (CONT.)
aNorth American Palladium Ltd. ..................................       Canada         427,500  $ 2,334,075
aStillwater Mining Co. ..........................................    United States     615,550    5,847,725
                                                                                               ------------
                                                                                                 50,382,195
                                                                                               ------------
 TOTAL LONG TERM INVESTMENTS (COST $252,066,244) ................                               244,476,487
                                                                                               ------------
bSHORT TERM INVESTMENTS 4.0%
 Franklin Institutional Fiduciary Trust Money Market Portfolio
  (COST $10,298,934) ............................................    United States  10,298,934   10,298,934
                                                                                               ------------
 TOTAL INVESTMENTS (COST $262,365,178) 99.8% ....................                               254,775,421
 OTHER ASSETS, LESS LIABILITIES .2% .............................                                   607,948
                                                                                               ------------
 NET ASSETS 100.0% ..............................................                              $255,383,369
                                                                                               ============



aNon-income producing
bThe Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by Franklin Advisers, Inc.


                       See notes to financial statements.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2002

Assets:
 Investments in securities:
  Cost ...............................................................  $262,365,178
                                                                        ============
  Value ..............................................................   254,775,421
 Receivables:
Investment securities sold ...........................................     1,214,963
Capital shares sold ..................................................     1,812,674
                                                                        ------------
     Total assets ....................................................   257,803,058
Liabilities:
 Payables:
  Investment securities purchased ....................................       250,981
  Capital shares redeemed ............................................     1,578,734
  Affiliates .........................................................       301,559
  Shareholders .......................................................       176,584
 Other liabilities ...................................................       111,831
                                                                        ------------
     Total liabilities ...............................................     2,419,689
                                                                        ------------
       Net assets, at value ..........................................  $255,383,369
                                                                        ============
Net assets consist of:
 Undistributed net investment income .................................  $  2,615,614
 Net unrealized depreciation .........................................    (7,589,757)
 Accumulated net realized loss .......................................   (46,108,210)
 Capital shares ......................................................   306,465,722
                                                                        ------------
       Net assets, at value ..........................................  $255,383,369
                                                                        ============


                       See notes to financial statements.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Statements (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
JULY 31, 2002

CLASS A:
 Net assets, at value ....................................................................   $200,627,025
                                                                                             ------------
 Shares outstanding ......................................................................     19,525,141
                                                                                             ------------
 Net asset value per share(a) ............................................................         $10.28
 Maximum offering price per share (net asset value per share / 94.25%) ...................         $10.91
                                                                                             ------------
CLASS B:
 Net assets, at value ....................................................................   $ 10,964,218
                                                                                             ------------
 Shares outstanding ......................................................................      1,084,812
                                                                                             ------------
 Net asset value and maximum offering price per share(a) .................................         $10.11
CLASS C:
 Net assets, at value ....................................................................   $ 38,218,957
                                                                                             ------------
 Shares outstanding ......................................................................      3,753,854
                                                                                             ------------
 Net asset value per sharea ..............................................................         $10.18
 Maximum offering price per share (net asset value per share / 99%) ......................         $10.28
                                                                                             ------------
ADVISOR CLASS:
 Net assets, at value ....................................................................    $ 5,573,169
                                                                                             ------------
 Shares outstanding ......................................................................        529,506
                                                                                             ------------
 Net asset value and maximum offering price per share ....................................         $10.53
                                                                                             ------------


aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2002

Investment income:
(net of foreign taxes and fees of $207,829)
  Dividends ....................................................................   $ 5,690,455
                                                                                   -----------
Expenses:
 Management fees (Note 3) ......................................................     1,330,819
 Distribution fees (Note 3)
  Class A ......................................................................       477,147
  Class B ......................................................................        76,016
  Class C ......................................................................       311,164
 Transfer agent fees (Note 3) ..................................................       677,167
 Custodian fees ................................................................        72,670
 Reports to shareholders .......................................................        55,679
 Registration and filing fees ..................................................        62,766
 Professional fees .............................................................        22,531
 Trustees' fees and expenses ...................................................        13,575
                                                                                   -----------
    Total expenses .............................................................     3,099,534
                                                                                   -----------
      Net investment income ....................................................     2,590,921
                                                                                   -----------
Realized and unrealized gains (losses):
 Net realized gain from:
  Investments ..................................................................     1,747,702
  Foreign currency transactions ................................................        75,652
                                                                                   -----------
     Net realized gain .........................................................     1,823,354
 Net unrealized appreciation on investments ....................................    21,474,326
                                                                                   -----------
Net realized and unrealized gain ...............................................    23,297,680
                                                                                   -----------
Net increase in net assets resulting from operations ...........................   $25,888,601
                                                                                   ===========


                       See notes to financial statements.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JULY 31, 2002 AND 2001

                                                                                       2002          2001
                                                                                   --------------------------
Increase (decrease) in net assets:
 Operations:
   Net investment income ......................................................   $  2,590,921  $  5,465,635
   Net realized gain (loss) from investments and foreign currency transactions       1,823,354    (1,187,084)
   Net unrealized appreciation on investments .................................     21,474,326    20,029,245
                                                                                  --------------------------
     Net increase in net assets resulting from operations .....................     25,888,601    24,307,796
 Distributions to shareholders from:
   Net investment income:
     Class A ..................................................................     (4,689,881)   (2,101,140)
     Class B ..................................................................       (115,973)      (19,605)
     Class C ..................................................................       (493,762)      (91,245)
     Advisor Class ............................................................       (106,486)      (52,683)
                                                                                  --------------------------
 Total distributions to shareholders ..........................................     (5,406,102)   (2,264,673)
 Capital share transactions: (Note 2)
     Class A ..................................................................     17,103,299   (11,187,639)
     Class B ..................................................................      7,174,484       955,356
     Class C ..................................................................     15,144,140      (939,362)
     Advisor Class ............................................................      1,644,966      (488,706)
                                                                                  --------------------------
 Total capital share transactions .............................................     41,066,889   (11,660,351)
         Net increase in net assets ...........................................     61,549,388    10,382,772
Net assets
 Beginning of year ............................................................    193,833,981   183,451,209
                                                                                  --------------------------
 End of year ..................................................................   $255,383,369  $193,833,981
                                                                                  ==========================
Undistributed net investment income included in net assets:
 End of year ..................................................................   $  2,615,614  $  5,403,034
                                                                                  ==========================


                       See notes to financial statements.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Gold and Precious Metals Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The Fund seeks capital growth.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Notes to Financial Statements (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period.
Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At July 31, 2002, there were an unlimited number of shares authorized ($.10 par value). Transactions in the Fund's shares were as follows:

                                                                       YEAR ENDED JULY 31,
                                                    ----------------------------------------------------------
                                                                2002                          2001
                                                    ----------------------------------------------------------
                                                       SHARES        AMOUNT           SHARES      AMOUNT
                                                    ----------------------------------------------------------
CLASS A SHARES:
Shares sold ......................................   18,731,599  $ 207,653,383      14,991,597  $ 130,630,352
Shares issued in reinvestment of distributions ...      437,179      3,930,232         222,185      1,808,587
Shares redeemed ..................................  (18,116,790)  (194,480,316)    (16,512,499)  (143,626,578)
                                                    ----------------------------------------------------------
Net increase (decrease) ..........................    1,051,988  $  17,103,299      (1,298,717) $ (11,187,639)
                                                    ==========================================================

CLASS B SHARES:
Shares sold ......................................      993,236  $  11,460,161         206,273  $   1,858,864
Shares issued in reinvestment of distributions ...       11,659        103,535           2,245         18,138
Shares redeemed ..................................     (380,652)    (4,389,212)       (103,523)      (921,646)
                                                    ----------------------------------------------------------
Net increase .....................................      624,243  $   7,174,484         104,995  $     955,356
                                                    ==========================================================

CLASS C SHARES:
Shares sold ......................................    2,619,992  $  30,838,020         954,734  $   8,440,040
Shares issued in reinvestment of distributions ...       42,511        380,477           9,677         78,483
Shares redeemed ..................................   (1,432,981)   (16,074,357)     (1,087,781)    (9,457,885)
                                                    ----------------------------------------------------------
Net increase (decrease) ..........................    1,229,522  $  15,144,140        (123,370) $    (939,362)
                                                    ==========================================================

ADVISOR CLASS SHARES:
Shares sold ......................................      275,782  $   3,304,827          59,921  $     553,889
Shares issued in reinvestment of distributions ...       10,615         97,554           5,451         45,349
Shares redeemed ..................................     (150,243)    (1,757,415)       (131,034)    (1,087,944)
                                                    ----------------------------------------------------------
Net increase (decrease) ..........................      136,154  $   1,644,966         (65,662) $    (488,706)
                                                    ==========================================================

FRANKLIN GOLD AND PRECIOUS METALS FUND
Notes to Financial Statements (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

        ENTITY                                                         AFFILIATION
        --------------------------------------------------------------------------------------
        Franklin Advisers Inc. (Advisers)                              Investment manager
        Franklin Templeton Services LLC (FT Services)                  Administrative manager
        Franklin/Templeton Distributors Inc. (Distributors)            Principal underwriter
        Franklin/Templeton Investor Services LLC (Investor Services)   Transfer agent

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund) which is managed by Advisers.

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE  MONTH-END NET ASSETS
       --------------------------------------------------------------
          .625%   First $100 million
          .500%   Over $100 million, up to and including $250 million
          .450%   In excess of $250 million

Management fees were reduced on assets invested in the Sweep Money Fund in an amount not to exceed the management fees paid by the Sweep Money Fund.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund shares, and received contingent deferred sales charges for the year of $628,797 and $121,296, respectively.

The Fund paid transfer agent fees of $677,167, of which $514,656 was paid to Investor Services.


4. INCOME TAXES

At July 31, 2002, the Fund had tax basis capital losses of $45,709,354, which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:
         2005 ..........................  $ 4,483,212
         2006 ..........................    8,665,097
         2007 ..........................   28,763,977
         2008 ..........................    2,754,018
         2009 ..........................    1,043,050
                                          -----------
                                          $45,709,354
                                          ===========

FRANKLIN GOLD AND PRECIOUS METALS FUND
Notes to Financial Statements (CONTINUED)


4. INCOME TAXES (CONT.)

At July 31, 2002, the cost of investment, net unrealized depreciation, undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

        Cost of investments ...........  $262,764,034
                                         ------------
        Unrealized appreciation .......    38,512,860
        Unrealized depreciation .......   (46,501,473)
                                         ------------
        Net unrealized depreciation ...  $ (7,988,613)
                                         ============

        Undistributed ordinary income .  $  2,615,614
        Undistributed long term capital gain       --
                                         ------------
        Distributable earnings ........  $  2,615,614
                                         ============

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions and passive foreign investment company shares.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, wash sales and passive foreign investment company shares.

The tax character of distributions paid during the year ended July 31, 2002, was the same for financial statement and tax purposes.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended July 31, 2002 aggregated $67,676,585 and $29,293,099, respectively.

FRANKLIN GOLD AND PRECIOUS METALS FUND
Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FRANKLIN GOLD AND PRECIOUS METALS FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Gold and Precious Metals Fund (hereafter referred to as the "Fund") at July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 4, 2002




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FRANKLIN GOLD AND PRECIOUS METALS FUND
Tax Designation (unaudited)

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 2.87% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended July 31, 2002.

At July 31, 2002, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow record date shareholders of the December 2002 distribution, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The foreign tax information will be disclosed in the January 31, 2003 semi-annual report of the Fund. In addition, in January 2003, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2002.

BOARD MEMBERS AND OFFICERS



The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS
                                                            NUMBER OF
                                                       PORTFOLIOS IN FUND
                                           LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION     TIME SERVED   BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (81)     Trustee      Since 1968           105          None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines
Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
---------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (70)         Trustee      Since 1982           133          Director, RBC Holdings, Inc. (bank holding
One Franklin Parkway                                                         company) and Bar-S Foods (meat packing
San Mateo, CA 94403-1906                                                     company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host
Corporation (nursery and craft centers) (until 1998).
---------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (70)      Trustee      Since 1989           134          None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
---------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (73)        Trustee      Since 1968           105          Director, The California Center for Land
One Franklin Parkway                                                         Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
---------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (74)        Trustee      Since 1997           133          Director, White Mountains Insurance Group,
One Franklin Parkway                                                         Ltd. (holding company); Martek Biosciences
San Mateo, CA 94403-1906                                                     Corporation; WorldCom, Inc. (communications
                                                                             services); MedImmune, Inc. (biotechnology);
                                                                             Overstock.com (Internet services); and
                                                                             Spacehab, Inc. (aerospace services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
(financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National
Association of Securities Dealers, Inc. (until 1987).
---------------------------------------------------------------------------------------------------------------------------



26


INTERESTED BOARD MEMBERS AND OFFICERS
                                                            NUMBER OF
                                                       PORTFOLIOS IN FUND
                                           LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION     TIME SERVED   BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
**HARMON E. BURNS (57)        Trustee and  Trustee              33           None
One Franklin Parkway          Vice         since 1993 and
San Mateo, CA 94403-1906      President    Vice President
                                           since 1986


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (69)     Trustee and  Trustee              133          None
One Franklin Parkway          Chairman of  since 1976
San Mateo, CA 94403-1906      the Board    and Chairman
                                           of the Board
                                           since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.;
Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of
48 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (61) Trustee and  Trustee              117          None
One Franklin Parkway          President    since 1982
San Mateo, CA 94403-1906                   and President
                                           since 2001


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services,
Inc.; Senior Vice President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 51 of the investment companies in Franklin
Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (42)       Vice         Since 1995       Not Applicable    None
One Franklin Parkway          President
San Mateo, CA 94403-1906      and Chief
                              Financial
                              Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources,
Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief
Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer,
Templeton Investment Counsel, LLC; Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice
President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial
Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in Franklin Templeton
Investments.
---------------------------------------------------------------------------------------------------------------------------


                                                                                                                         27

                                                            NUMBER OF
                                                       PORTFOLIOS IN FUND
                                           LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION     TIME SERVED   BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (55)            Vice         Since 2000     Not Applicable     None
One Franklin Parkway          President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources,
Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources,
Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief
Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
---------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (54)         Vice         Since 2000     Not Applicable     None
One Franklin Parkway          President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide,
Inc. and officer of one of the other subsidiaries of Franklin Resources, Inc., and of 53 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, Securities and
Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court
(District of Massachusetts) (until 1979).
---------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (65)        Vice         Since          Not Applicable     Director, FTI Banque, Arch Chemicals, Inc. and
600 5th Avenue                President -  May 2002                          Lingnan Foundation
Rockefeller Center            AML
New York, NY 10048-0772       Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Financial Officer and Director, Fiduciary Trust Company International; and officer of 41 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
EDWARD V. MCVEY (65)          Vice         Since 1985     Not Applicable     None
26335 Carmel Rancho Blvd.     President
Carmel, CA 93923

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Distributors, Inc.; Executive Vice President, Templeton/Franklin Investment
Services, Inc.; and officer of 29 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
KIMBERLEY MONASTERIO (38)     Treasurer    Since 2000     Not Applicable     None
One Franklin Parkway          and
San Mateo, CA 94403-1906      Principal
                              Accounting
                              Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin
Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------


28

                                                            NUMBER OF
                                                       PORTFOLIOS IN FUND
                                           LENGTH OF    COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION     TIME SERVED   BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (65)        Vice         Since 2000    Not Applicable      None
One Franklin Parkway          President
San Mateo, CA 94403-1906      and
                              Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited
(until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
---------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor. Harmon E. Burns is considered an interested person of the Trust under the federal securities laws due to his position as officer and director of Franklin Resources, Inc.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.



--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/DIAL BEN (1-800/342-5236) to request the SAI.
--------------------------------------------------------------------------------

                                                                              29
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

LITERATURE REQUEST
For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International
 (Ex EM) Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global
 Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund(1)
Franklin Capital Growth Fund(2)
Franklin DynaTech Fund
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Small Cap Growth Fund II(3)
Franklin Technology Fund

GROWTH & INCOME
Franklin Balance Sheet
 Investment Fund(4)
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund(5)
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund(6)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust(7)
Franklin Short-Intermediate
 U.S. Government Securities Fund(6)
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund(6)
Franklin Federal Money Fund(6,8)
Franklin Money Fund(6,8)

TAX-FREE INCOME(9)
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund(10)
Tax-Exempt Money Fund(6,8)

STATE-SPECIFIC
TAX-FREE INCOME(9)
Alabama
Arizona
California(11)
Colorado
Connecticut
Florida(11)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(10)
Michigan(10)
Minnesota(10)
Missouri
New Jersey
New York(11)
North Carolina
Ohio(10)
Oregon
Pennsylvania
Tennessee
Texas
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(12)


1. Effective 9/1/02, the fund's name will change to Franklin Flex Cap Growth Fund and its investment criteria will be modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.

2. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.

3. The fund is closed to all new investors. Existing shareholders can continue adding to their account through exchanges and purchases.

4. Effective 5/1/02, the fund is closed to all new investors. Existing shareholders, however, will be able to continue adding to their accounts through exchanges and purchases. In addition, retirement plans with an existing account in the fund will be allowed to open new participant accounts.

5. Effective 4/1/02, the fund expanded its investment universe to include companies with market capitalizations up to $2.5 billion.

6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

8. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

9. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

10. Portfolio of insured municipal securities.

11. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).

12. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.


                                                                           08/02

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FRANKLIN[R] TEMPLETON[R]
       INVESTMENTS


One Franklin Parkway
San Mateo, CA  94403-1906


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ANNUAL REPORT
FRANKLIN GOLD AND PRECIOUS METALS FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Gold and Precious Metals Fund prospectus, which contains more complete information including charges and expenses. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

132 A2002 09/02



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